U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.4%
	Australia - 7.9%
7,229,699	Aurelia Metals, Ltd. (a)	$1,568,015
1,731,991	Ramelius Resources, Ltd.	1,671,613
1,111,719	Regis Resources, Ltd.	1,615,473
1,462,435	Westgold Resources, Ltd.	1,718,061
		6,573,162
	Canada - 58.2% (b)
515,258	Centerra Gold, Inc.	3,518,855
906,916	China Gold International Resources Corporation, Ltd.	2,557,187
606,837	Dundee Precious Metals, Inc.	3,650,796
64,447	Franco-Nevada Corporation	8,372,311
467,274	Kinross Gold Corporation	2,504,589
366,287	Metalla Royalty & Streaming, Ltd. (a)	2,490,752
2,267,697	New Gold, Inc. (a)	2,403,759
307,449	Osisko Gold Royalties, Ltd.	3,452,652
582,413	Sandstorm Gold, Ltd. (a)	3,354,699
642,514	Silvercorp Metals, Inc.	2,447,978
172,495	SSR Mining, Inc.	2,509,801
342,317	Torex Gold Resources, Inc. (a)	3,421,548
206,405	Wheaton Precious Metals Corporation	7,756,700
		48,441,627
	Egypt - 2.2%
1,405,848	Centamin plc	1,811,272
	Peru - 1.9%
863,805	Hochschild Mining plc	1,547,975
	South Africa - 14.5%
17,563	Anglo American Platinum, Ltd.	1,521,332
313,695	Gold Fields, Ltd. - ADR	2,547,203
851,282	Harmony Gold Mining Company, Ltd. - ADR (c)	2,681,538
134,903	Impala Platinum Holdings, Ltd.	1,537,896
318,077	Royal Bafokeng Platinum, Ltd.	1,567,916
185,508	Sibanye Stillwater, Ltd. - ADR	2,289,169
		12,145,054
	United Kingdom - 2.1%
77,651	Endeavour Mining plc	1,747,853
	United States - 12.6%
1,121,057	Argonaut Gold, Inc. (a)	2,434,002
84,550	Royal Gold, Inc.	8,073,680
		10,507,682
	TOTAL COMMON STOCKS (Cost $95,650,258)	82,774,625

	SHORT-TERM INVESTMENTS - 0.5%
426,048	First American Government Obligations Fund, Class X, 0.03% (d)	426,048
	TOTAL SHORT-TERM INVESTMENTS (Cost $426,048)	426,048

Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%
629,200	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d) (e)	629,200
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $629,200)	629,200
	TOTAL INVESTMENTS - 100.7% (Cost $96,705,506)	83,829,873
	Liabilities in Excess of Other Assets - (0.7)%	(549,077)
	NET ASSETS - 100.0%	$83,280,796

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	All or a portion of this security is out on loan as of September 30, 2021. Total Value of securities out on loan is $609,840.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2021.
(e)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$82,774,625	$-	$-	$82,774,625
Short-Term Investments	426,048	-	-	426,048
Investments Purchased with Proceeds from Securities Lending	-	629,200	-	629,200
Total Investments in Securities	$83,200,673	$629,200	$-	$83,829,873
^ See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.